Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Unused Net Operating Losses [Member]
Deferred income taxes [Abstract]
Deferred tax assets	$ 10,000	$ 835